OTHER GAINS AND LOSSES	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES	OTHER GAINS AND LOSSES

	2023	2022	2021
Gain on disposal of property, plant and equipment	450,860	10,493,634	540,541
Donations	(276,017)	(219,069)	(273,201)
Technical services and assistance	11,048	17,648	59,921
Gain over tax credit assignment	73,424	340,004	559,347
Contingencies	(853,264)	(1,164,304)	(358,795)
Leases	392,172	521,515	665,628
Service fee from ADS Depositary bank	878,856	442,285	306,068
Insurance claim collection	4,517	-	-
Miscellaneous	236,473	110,767	(229,047)
Total	918,069	10,542,480	1,270,462